UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JANUARY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 85.9%
	Shares	Value
AUSTRALIA — 0.5%
Telstra	49,132	$247,901

BELGIUM — 2.0%
KBC Groep *	9,369	503,221
Telenet Group Holding *	8,580	476,502

		979,723

CANADA — 0.4%
Suncor Energy	6,867	205,260

CHINA — 3.9%
Baidu ADR *	4,058	884,319
Tencent Holdings	61,100	1,030,407

		1,914,726

DENMARK — 2.6%
Novo Nordisk, Cl B	15,283	679,930
TDC	78,817	582,243

		1,262,173

FRANCE — 9.9%
Accor	6,591	327,236
AXA	10,532	246,026
BNP Paribas	9,441	495,024
Eutelsat Communications	3,544	121,582
GDF Suez	23,683	524,531
Lafarge	6,714	459,384
L’Oreal	903	161,239
LVMH Moet Hennessy Louis Vuitton	655	105,196
Orange	58,268	1,023,709
Pernod Ricard	3,128	374,558
Publicis Groupe	3,253	242,723
Safran	3,685	245,084
SES	3,367	122,486
Sodexo	4,479	443,773

		4,892,551

GERMANY — 11.4%
Bayer	8,863	1,274,802
Continental	1,243	280,095
Daimler	5,090	460,343
Deutsche Post	20,310	656,394
Deutsche Telekom	43,902	755,750
Fresenius & KGaA	5,556	317,572
HeidelbergCement	9,414	691,350
Linde	2,343	448,235
Muenchener Rueckversicherungs-Gesellschaft	2,314	463,279
SAP	4,033	262,864

		5,610,684

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — 1.0%
AIA Group	86,400	$501,479

IRELAND — 1.5%
Bank of Ireland *	1,714,683	515,361
Ryanair Holdings *	20,267	235,163

		750,524

ITALY — 2.9%
Banca Popolare di Milano Scarl *	307,830	246,072
Intesa Sanpaolo	177,103	517,186
Telecom Italia	684,048	645,108

		1,408,366

JAPAN — 21.2%
Bridgestone	28,800	1,150,717
Central Japan Railway	2,900	497,155
Daikin Industries	11,600	806,957
Daiwa Securities Group	46,000	334,126
Dentsu	6,800	279,196
Hitachi	82,000	619,087
Isuzu Motors	38,000	505,725
Kao	6,800	298,078
KDDI	12,700	896,213
Nidec	3,600	244,900
Nitto Denko	12,900	769,881
Sekisui House	17,900	231,405
Seven & I Holdings	8,200	299,982
SMC	1,900	509,365
Suzuki Motor	27,000	853,490
Toyota Motor	17,000	1,095,680
Unicharm	39,600	1,090,802

		10,482,759

MEXICO — 0.4%
Cemex ADR *	22,864	203,267

NETHERLANDS — 2.9%
ASML Holding	8,926	929,780
Heineken	3,647	271,797
Koninklijke KPN	78,831	242,969

		1,444,546

SOUTH KOREA — 1.0%
Samsung Electronics	399	495,318

SPAIN — 0.7%
Banco Bilbao Vizcaya Argentaria	29,418	250,955
Telefonica	7,876	117,942

		368,897

SWITZERLAND — 10.2%
Holcim *	3,063	213,713
Nestle	9,537	726,885
Novartis	15,867	1,543,174

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — (continued)
Roche Holding	5,453	$1,466,724
Swiss Re	5,810	523,051
Zurich Insurance Group *	1,780	589,023

		5,062,570

TAIWAN — 1.3%
Taiwan Semiconductor Manufacturing ADR	28,835	654,843

UNITED KINGDOM — 12.1%
BHP Billiton	6,891	149,249
BT Group, Cl A	105,771	661,679
Compass Group	15,093	259,479
HSBC Holdings	63,647	580,660
Imperial Tobacco Group	24,707	1,157,155
InterContinental Hotels Group	5,985	238,669
Lloyds Banking Group *	703,126	776,713
Prudential	12,721	308,371
Royal Bank of Scotland Group *	49,119	265,943
SABMiller	4,087	221,969
Smith & Nephew	33,143	589,351
WPP	34,551	757,631

		5,966,869

TOTAL COMMON STOCK (Cost $41,867,389)		42,452,456

EXCHANGE TRADED FUNDS — 5.2%
iShares MSCI India ETF	29,799	956,709
iShares MSCI India Index ETF *	138,400	1,103,048
iShares MSCI Philippines ETF	12,000	489,960

TOTAL EXCHANGE TRADED FUNDS (Cost $2,387,183)		2,549,717

PREFERRED STOCK — 1.1%
GERMANY — 1.1%
Volkswagen (Cost $665,559)	2,482	552,945

SHORT-TERM INVESTMENT(A) — 3.7%
SEI Daily Income Trust, Government Fund, Class A, 0.020% (B) (Cost $1,852,540)	1,852,540	1,852,540

TOTAL INVESTMENTS — 95.9% (Cost $46,772,671)†		$47,407,658

Percentages are based on Net Assets of $49,444,713.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JANUARY 31, 2015
(Unaudited)

The outstanding forward foreign currency contracts held by the Fund at January 31, 2015, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation
Northern Trust Company	2/25/15-4/22/15	EUR	7,976,000	USD	9,799,494	$797,214
Northern Trust Company	2/18/15	JPY	561,000,000	USD	4,832,766	55,678
Northern Trust Company	2/18/15	USD	1,478,540	JPY	175,000,000	11,639

						$864,531

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2015.
†	At January 31, 2015, the tax basis cost of the Fund’s investments was $46,773,018, and the unrealized appreciation and depreciation were $2,435,999 and $(1,801,012), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

USD — U.S. Dollar

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at January 31, 2015:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$—	$247,901	$—	$247,901
Belgium	—	979,723	—	979,723
Canada	205,260	—	—	205,260
China	884,319	1,030,407	—	1,914,726
Denmark	—	1,262,173	—	1,262,173
France	—	4,892,551	—	4,892,551
Germany	—	5,610,684	—	5,610,684
Hong Kong	—	501,479	—	501,479
Ireland	—	750,524	—	750,524
Italy	—	1,408,366	—	1,408,366
Japan	—	10,482,759	—	10,482,759
Mexico	203,267	—	—	203,267
Netherlands	—	1,444,546	—	1,444,546
South Korea	—	495,318	—	495,318
Spain	—	368,897	—	368,897
Switzerland	—	5,062,570	—	5,062,570
Taiwan	654,843	—	—	654,843
United Kingdom	—	5,966,869	—	5,966,869

Total Common Stock	1,947,689	40,504,767	—	42,452,456
Exchange Traded Funds	2,549,717	—	—	2,549,717
Preferred Stock	—	552,945	—	552,945
Short-Term Investment	1,852,540	—	—	1,852,540

Total Investments in Securities	$6,349,946	$41,057,712	$—	$47,407,658

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$864,531	$—	$864,531

* Forwards contracts are valued at the unrealized appreciation on the instrument.

† For the period ended January 31, 2015, there were transfers between Level 1 and Level 2 investments in securities. The primary reason for the changes in the classification occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is primarily trading. Transfers, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2015, there were no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JANUARY 31, 2015
(Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

RSQ-QH-001-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015